Chartered-in Vessels - Commitment Under Capital Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($) lease vessel	Dec. 31, 2023 vessel lease
Capital Leased Assets [Line Items]
Number of vessels | vessel	15	10
Commitment
2026	$ 310,789
2027	378,396
2028	348,635
2029	192,115
Thereafter	724,028
Lease liability payment	$ 2,200,000
Number of lessors | lease	19	19
2025	$ 229,924
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel	9	9